BUSINESS COMBINATIONS - Schedule of variation between preliminary effects and final effects presented in business combination (Details) - Avon Products, Inc - BRL (R$) R$ in Thousands		Dec. 31, 2020		Jan. 03, 2020		Dec. 31, 2019
Schedule of fair values of the identifiable assets and liabilities acquired as at the date of acquisition
Total estimated consideration to be transferred		R$ 13,366,114		R$ 13,366,114	[1]
(-) Fair value of acquired assets:
Intangibles		5,846,812	[2]	5,846,812	[3]
Other assets		12,909,639
(+) Fair value of liabilities assumed:
Provision for risks and contingencies		1,693,096	[4]	1,693,096	[5]
Deferred income tax and social contribution (6)		592,534	[6]	592,534	[7]
Other liabilities		14,588,180
Total identifiable net assets at fair value		1,882,641		1,882,641
(+) Non-controlling interests		27,555		27,555
Goodwill from business combination		11,511,028		R$ 11,511,028	[8]
As reported in 2019
Schedule of fair values of the identifiable assets and liabilities acquired as at the date of acquisition
Total estimated consideration to be transferred						R$ 13,366,114
(-) Fair value of acquired assets:
Intangibles	[2]					5,709,326
Other assets						12,911,674
(+) Fair value of liabilities assumed:
Provision for risks and contingencies	[4]					651,000
Deferred income tax and social contribution (6)	[6]					671,693
Other liabilities						14,571,307
Total identifiable net assets at fair value						2,727,000
(+) Non-controlling interests						27,555
Goodwill from business combination						R$ 10,666,669
Measurement period adjustments
Schedule of fair values of the identifiable assets and liabilities acquired as at the date of acquisition
Total estimated consideration to be transferred
(-) Fair value of acquired assets:
Intangibles	[2]	137,486
Other assets		(2,035)
(+) Fair value of liabilities assumed:
Provision for risks and contingencies	[4]	1,042,096
Deferred income tax and social contribution (6)	[6]	(79,159)
Other liabilities		16,873
Total identifiable net assets at fair value		(844,359)
(+) Non-controlling interests
Goodwill from business combination		R$ 844,359

[1]	Refers to the fair value of the acquired shares, which is the amount disbursed on the shares exchange.
[2]	During the measurement period, the Company completed the identification and measurement of intangible assets obtained with the acquisition.
[3]	The fair value of intangibles includes the intangible assets acquired and recognized by Avon before the allocation of the fair value, in the amount of R$ 291,235, plus the effects of the allocation of the fair values described below.
[4]	During the measurement period, the Company completed the identification and measurement of the contingent liabilities assumed evaluated as present obligations, as discussed above.
[5]	Contingent liabilities assumed in the acquisition that are considered present obligations arising from past events and that can be measured reliably were recognized and are initially measured at fair value on the acquisition date and subsequently measured in accordance with the requirements of IFRS 3, to a higher amount that would be recognized in accordance with IAS 37. The fair value of the contingent liabilities includes the liabilities assumed and recognized by Avon before the allocation of the fair value, in the amount of R$ 872,993, plus the effects of the allocation of the fair values, which totaled R$ 820,103. The main assumption for calculating the fair value of the contingent liabilities was the evaluation of the probability of loss of the possible and remote lawsuits.
[6]	Reflects tax effects arising from the adjustments identified in the measurement period.
[7]	Consists of deferred tax liabilities of approximately R$ 81,423 related to Avon opening balance and net position of deferred tax asset and liabilities related to purchasing price allocation of tax liabilities of R$ 511,111.
[8]	Goodwill is attributable to strong market position and geographic regions and will result in a more diversified and balanced global portfolio, as well as expected future profitability and operational synergies, such as supply, manufacturing, distribution and efficiency of the administrative structure and revenue growth. This goodwill arising from the transaction is not expected to result in a tax benefit, that is, deductible for tax purposes.